OPERATING DATA - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities in business combination [line items]
Accrued payroll and employee related expenses	$ 1,403	$ 1,415
Accrued interest and other payables	1,134	1,049
Payable from acquisition of intangible, tangible & financial assets	1,270	1,123
Other amounts due to public authorities	691	652
Derivative financial instruments (notes 6.1 and 6.3)	360	379
Unearned revenue and accrued payables	109	67
Accrued expenses and other liabilities	4,967	4,864
AMSF
Disclosure of contingent liabilities in business combination [line items]
Put option liability ArcelorMittal Sul Fluminense (note 11.5.2)	$ 0	$ 179